Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment at cost and accumulated depreciation

	September 30, 2021	December 31, 2020
Land	$30,526	$7,277
Buildings	77,949	57,362
Machinery and equipment	49,153	9,581
Construction in progress	133,666	78,174
Leasehold improvements	3,577	871
Less: accumulated depreciation	(6,261)	(620)
Total property and equipment, net	$288,610	$152,645

Property and equipment at cost and accumulated depreciation are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678	$—	$3,678
Land with a related party – see Note 8(a)	3,599	—	3,599
Buildings	57,362	(436)	56,926
Construction in progress	23,526	—	23,526
Construction in progress with a related party – see Note 8(a)	54,649	—	54,649
Automobiles	152	(15)	137
Leasehold improvements	871	(18)	854
Equipment	1,803	(68)	1,735
Machinery	7,625	(84)	7,542
	$153,266	$(620)	$152,645

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599	$—	$3,599
Equipment	25	(7)	18
Machinery	96	(12)	84
	$3,720	$(19)	$3,701